Financial risk management - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial liabilities [line items]
Cash and cash equivalents at beginning of year	€ 226,139	€ 104,072	€ 50,674
Net debt at beginning of period	(441,288)	(566,561)	(626,822)
Cash flows	113,785	(139,464)	(67,541)
Foreign exchange adjustments	1,156	465	(850)
Other changes	13,544	13,726	8,130
Cash and cash equivalents at end of year	182,783	226,139	104,072
Net debt at end of period	(569,773)	(441,288)	(566,561)
Previously stated [member]
Disclosure of financial liabilities [line items]
Cash and cash equivalents at beginning of year			50,674
Net debt at beginning of period			(565,090)
Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			7,406
Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			54,326
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Cash flows	39,122	(122,996)	(52,341)
Foreign exchange adjustments	1,155	929	(1,057)
Other changes	3,079	0	0
Cash and cash equivalents | Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Cash and cash equivalents | Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Bank Overdraft [Member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(1,081)	(2,102)	(2,972)
Cash flows	(884)	(1,066)	(1,046)
Foreign exchange adjustments	(86)	45	176
Other changes	0	0	0
Liabilities arising from financing activities at end of period	(111)	(1,081)	(2,102)
Bank Overdraft [Member] | Previously stated [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			(2,972)
Bank Overdraft [Member] | Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Bank Overdraft [Member] | Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Borrowings
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Cash flows	0	0	0
Foreign exchange adjustments	0	0	0
Other changes	0	0	0
Liabilities arising from financing activities at end of period	0	0	0
Borrowings | Previously stated [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Borrowings | Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Borrowings | Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Long-term borrowings
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(624,595)	(622,398)	(620,198)
Cash flows	90,578	0	0
Foreign exchange adjustments	0	0	0
Other changes	5,572	2,197	2,200
Liabilities arising from financing activities at end of period	(720,745)	(624,595)	(622,398)
Long-term borrowings | Previously stated [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			(612,792)
Long-term borrowings | Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			7,406
Long-term borrowings | Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Lease liability, current
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(14,001)	(13,713)	(14,087)
Cash flows	(15,031)	(15,402)	(14,154)
Foreign exchange adjustments	39	(157)	5
Other changes	13,569	15,847	13,775
Liabilities arising from financing activities at end of period	(12,578)	(14,001)	(13,713)
Lease liability, current | Previously stated [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Lease liability, current | Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Lease liability, current | Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			14,087
Lease liabilities, non-current
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	41,751	46,133	0
Foreign exchange adjustments	479	(435)	79
Liabilities arising from financing activities at end of period	31,700	41,751	46,133
Lease liability, non-current | Deferred tax assets to be recovered after more than 12 months
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(27,750)	(32,420)	(40,239)
Cash flows	0	0	0
Foreign exchange adjustments	48	(352)	26
Other changes	(8,676)	(4,318)	(7,845)
Liabilities arising from financing activities at end of period	€ (19,122)	€ (27,750)	(32,420)
Lease liability, non-current | Deferred tax assets to be recovered after more than 12 months | Previously stated [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Lease liability, non-current | Deferred tax assets to be recovered after more than 12 months | Adjustments due to changes in accounting policies | IFRS 9
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			0
Lease liability, non-current | Deferred tax assets to be recovered after more than 12 months | Adjustments due to changes in accounting policies | IFRS 16
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period			€ 40,239